CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
General and administrative expenses	$ (18,676,539)	$ (13,207,064)	$ (9,499,717)
Equity in loss of subsidiaries	45,509	230,280	(109,989)
Operating loss	(251,551,128)	(10,448,362)	(166,589,616)
Interest income	696,292	1,711,117	2,082,605
Interest expense	(2,614,543)	(4,716,577)	(4,952,239)
Net loss	(246,527,916)	(12,618,254)	(151,256,961)
VISIONCHINA MEDIA INC.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
General and administrative expenses	(10,257,148)	(6,542,591)	(2,560,680)
Equity in loss of subsidiaries	(145,582,875)	(6,197,150)	(148,454,480)
Impairment losses recognised on amounts due from subsidiaries	(90,652,506)
Operating loss	(246,492,529)	(12,739,741)	(151,015,160)
Interest income	83,337	332,608	1,303
Interest expense		(96,159)	(324,365)
Net loss	$ (246,409,192)	$ (12,503,292)	$ (151,338,222)